Business Combinations (Tables)	3 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Schedule of fair value consideration transferred
Fair value of consideration transferred
Cash	$93,297
Common stock	92,772
Holdback cash consideration	1,000
Contingent consideration	3,265
Net working capital adjustment	(218)
Total	$190,116

Schedule of recognized amounts of identifiable assets acquired and liabilities assumed
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$1,601
Accounts receivable	5,602
Inventories	1,382
Prepaid expenses and other current assets	636
Property and equipment	250
Capitalized software costs	871
Intangible assets	41,740
Deposits and other assets	285
Accounts payable	(2,831)
Accrued expenses	(1,247)
Deferred tax liability	(343)
Identifiable assets acquired and liabilities assumed, net	$47,946
Goodwill	$142,170

Schedule of identified intangible assets acquired
Intangible assets acquired	Fair value	Valuation Technique
Trade name	$1,213	Relief from royalty method
Hospital contracts relationships	$40,095	Multi-period excess earnings method
Non-compete agreements	$432	With and without method

Schedule of acquired business contributed revenues
	Pro forma quarter ended March 31, 2021 (unaudited)	Pro forma quarter ended March 31, 2020 (unaudited)
Revenues	$22,780	$20,547
Net loss	(13,334)	(14,347)